Note 16 - Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31,
	2023	2022
	(in thousands)
Cost of revenue	$670	$578
Sales and marketing	2,201	2,462
General and administrative	4,382	4,484
Research and development	851	750
Total stock-based compensation	$8,104	$8,274

	Year Ended December 31,
	2022	2021	2020
Cost of revenue	$2,640	$3,477	$592
Sales and marketing	11,393	15,906	19,973
General and administrative	19,398	24,063	12,916
Research and development	3,787	16,062	286
Total stock-based compensation	$37,218	$59,508	$33,767

Schedule of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
March 13,
2023
Expected life (in years)	6.11
Expected volatility	59.19%
Risk-free rate	3.63%
Dividend yield	—

	2022	2021
Expected term (in years)	6.11	6.11
Expected volatility	45.18%	43.31%
Risk-free rate	2.16%	0.94%
Dividend yield	—	—
July 1 2021
Expected term (in years)	4.10
Expected volatility	34.44%
Risk-free rate	0.79%
Dividend yield	—

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life
Balance, January 1, 2022	30,480,317	$3.87	2.83
Granted	689,406	5.88	—
Exercised	(1,799,665)	1.57	—
Forfeited or expired	(202,255)	4.94	—
Balance, December 31, 2022	29,167,803	$4.05	6.53

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
			Outstanding			Exercisable
Exercise Price			Stock Options	Weighted-Average Contractual Life	Weighted-Average Exercise Price	Stock Options	Weighted-Average Contractual Life	Weighted-Average Exercise Price
$0.03	-	$1.34	5,964,947	3.68	$1.28	5,964,947	3.68	$1.28
$1.52	-	$1.89	5,795,861	4.98	1.59	5,519,215	4.92	1.59
$3.90	-	$9.64	17,406,995	8.01	5.82	7,973,397	7.85	5.17
			29,167,803	6.53	$4.05	19,457,559	5.74	$2.96

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Unvested Restricted Stock Units
	Number of Shares	Weighted- Average Grant-Date Fair Value
Unvested as of December 31, 2021	5,167,479	$9.64
Granted	5,749,764	5.55
Vested	(1,784,993)	9.42
Forfeited	(739,707)	7.17
Unvested as of December 31, 2022	8,392,543	$7.10